UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

CONVERTIBLE FUND

FORM N-Q

APRIL 30, 2009

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 76.5%
CONSUMER DISCRETIONARY - 6.4%
Household Durables - 1.0%
$250,000	Newell Rubbermaid Inc., Senior Notes, 5.500% due 3/15/14	$367,188

Specialty Retail - 3.5%
	Charming Shoppes Inc., Senior Notes:
1,000,000	1.125% due 5/1/14 (a)	481,250
700,000	1.125% due 5/1/14	336,875
	Pier 1 Imports Inc., Senior Notes:
500,000	6.375% due 2/15/36 (a)	263,750
350,000	6.375% due 2/15/36	184,625

	Total Specialty Retail	1,266,500

Textiles, Apparel & Luxury Goods - 1.9%
900,000	Iconix Brand Group Inc., Senior Subordinated Notes, 1.875% due 6/30/12	718,875

	TOTAL CONSUMER DISCRETIONARY	2,352,563

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
1,000,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	807,500

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
	GMX Resources Inc., Senior Notes:
900,000	5.000% due 2/1/13 (b)	554,625
600,000	5.000% due 2/1/13 (a)	372,750
800,000	Parker Drilling Co., Senior Notes, 2.125% due 7/15/12	494,000

	TOTAL ENERGY	1,421,375

FINANCIALS - 10.8%
Capital Markets - 1.8%
800,000	Affiliated Managers Group Inc., Senior Notes, 3.950% due 8/15/38 (a)	641,000

Consumer Finance - 4.4%
1,000,000	AmeriCredit Corp., 2.125% due 9/15/13	583,750
1,800,000	Dollar Financial Corp., Senior Notes, 2.875% due 6/30/27	1,039,500

	Total Consumer Finance	1,623,250

Real Estate Investment Trusts (REITs) - 4.3%
1,400,000	CapitalSource Inc., Senior Subordinated Notes, 7.250% due 7/15/37	852,250
1,600,000	NorthStar Realty Finance LP, Senior Notes, 7.250% due 6/15/27 (a)	704,000

	Total Real Estate Investment Trusts (REITs)	1,556,250

Thrifts & Mortgage Finance - 0.3%
3,700,000	BankUnited Capital Trust, Senior Subordinated Notes, 3.125% due 3/1/34 (c)	111,000

	TOTAL FINANCIALS	3,931,500

HEALTH CARE - 9.1%
Biotechnology - 1.1%
750,000	Incyte Corp., Subordinated Notes, 3.500% due 2/15/11	408,750

Health Care Equipment & Supplies - 2.1%
255,000	Conceptus Inc., Senior Notes, 2.250% due 2/15/27	196,031
800,000	Hologic Inc., Senior Notes, 2.000% due 12/15/37	570,000

	Total Health Care Equipment & Supplies	766,031

Health Care Providers & Services - 2.1%
700,000	Henry Schein Inc., Senior Bonds, 3.000% due 8/15/34	762,125

Health Care Technology - 2.0%
800,000	HLTH Corp., Senior Notes, 3.125% due 9/1/25	716,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Life Sciences Tools & Services - 1.8%
$1,050,000	Kendle International Inc., Senior Notes, 3.375% due 7/15/12	$673,313

	TOTAL HEALTH CARE	3,326,219

INDUSTRIALS - 20.5%
Aerospace & Defense - 2.8%
1,300,000	AAR Corp., Senior Notes, 1.750% due 2/1/26	1,018,875

Building Products - 1.1%
550,000	NCI Building Systems Inc., 2.125% due 11/15/24	394,625

Electrical Equipment - 11.8%
800,000	General Cable Corp., Senior Notes, 0.875% due 11/15/13	655,000
900,000	Roper Industries Inc., Bonds, 0.000% due 1/15/34	513,000
1,250,000	Sunpower Corp., Senior Debentures, 1.250% due 2/15/27	995,312
	Suntech Power Holdings Co., Ltd.:
300,000	3.000% due 3/15/13 (a)	179,625
1,500,000	Senior Notes, 3.000% due 3/15/13	898,125
1,400,000	Yingli Green Energy Holding Co. Ltd., Senior Notes, zero coupon bond to yield 2.982% due 12/15/12	1,064,000

	Total Electrical Equipment	4,305,062

Machinery - 2.8%
500,000	Actuant Corp., Subordinated Notes, 2.000% due 11/15/23	453,750
650,000	Danaher Corp., Senior Notes, zero coupon bond to yield 1.727% due 1/22/21	586,625

	Total Machinery	1,040,375

Trading Companies & Distributors - 2.0%
750,000	WESCO International Inc., Senior Debentures, 2.625% due 10/15/25	712,500

	TOTAL INDUSTRIALS	7,471,437

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.5%
1,500,000	Powerwave Technologies Inc., Subordinated Notes, 1.875% due 11/15/24	549,375

Electronic Equipment, Instruments & Components - 1.9%
800,000	Anixter International Inc., Senior Notes, 1.000% due 2/15/13	676,000

Internet Software & Services - 3.6%
1,300,000	SAVVIS Inc., Senior Notes, 3.000% due 5/15/12	940,875
300,000	Sina Corp., Subordinated Notes, zero coupon bond to yield 2.991% due 7/15/23	365,625

	Total Internet Software & Services	1,306,500

IT Services - 2.9%
1,300,000	Euronet Worldwide Inc., Debenture, 3.500% due 10/15/25	1,061,125

Semiconductors & Semiconductor Equipment - 3.9%
300,000	Amkor Technology Inc., Bonds, 6.000% due 4/15/14 (a)	474,000
1,300,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	419,250
	Jazz Technologies Inc.:
600,000	Notes, 8.000% due 12/31/11 (a)	129,000
400,000	Senior Notes, 8.000% due 12/31/11	86,000
400,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.625% due 12/15/26	327,000

	Total Semiconductors & Semiconductor Equipment	1,435,250

Software - 4.7%
400,000	Blackboard Inc., Senior Notes, 3.250% due 7/1/27	378,000
	Lawson Software Inc., Senior Notes:
400,000	2.500% due 4/15/12 (a)	330,000
100,000	2.500% due 4/15/12	82,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Software - 4.7% (continued)
$1,200,000	Mentor Graphics Corp., Subordinated Debentures, 6.250% due 3/1/26	$928,500

	Total Software	1,719,000

	TOTAL INFORMATION TECHNOLOGY	6,747,250

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.3%
500,000	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	467,500

Wireless Telecommunication Services - 3.8%
450,000	Leap Wireless International Inc., Senior Notes, 4.500% due 7/15/14 (a)	354,938
650,000	NII Holdings Inc., Senior Notes, 2.750% due 8/15/25	598,812
500,000	SBA Communications Corp., Senior Notes, 1.875% due 5/1/13 (a)	422,500

	Total Wireless Telecommunication Services	1,376,250

	TOTAL TELECOMMUNICATION SERVICES	1,843,750

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $37,426,866)	27,901,594

SHARES
COMMON STOCKS - 5.7%
CONSUMER DISCRETIONARY - 0.9%
Specialty Retail - 0.9%
16,000	Staples Inc.	329,920

ENERGY - 2.6%
Energy Equipment & Services - 2.6%
7,300	Diamond Offshore Drilling Inc.	528,593
17,900	Pride International Inc. *	406,330

	TOTAL ENERGY	934,923

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 1.1%
21,000	Corning Inc.	307,020
90,000	Powerwave Technologies Inc. *	76,500

	TOTAL INFORMATION TECHNOLOGY	383,520

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
155,000	Level 3 Communications Inc. *	173,600

Wireless Telecommunication Services - 0.6%
14,900	NII Holdings Inc. *	240,784

	TOTAL TELECOMMUNICATION SERVICES	414,384

	TOTAL COMMON STOCKS (Cost - $2,153,046)	2,062,747

CONVERTIBLE PREFERRED STOCKS - 16.3%
CONSUMER DISCRETIONARY - 1.9%
Hotels, Restaurants & Leisure - 0.2%
70,000	Six Flags Inc., 7.250% *	74,375

Media - 1.7%
600	Interpublic Group of Cos. Inc., 5.250% (a)	350,400
500	Interpublic Group of Cos. Inc., Series B, 5.250%	292,000

	Total Media	642,400

	TOTAL CONSUMER DISCRETIONARY	716,775

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
750	El Paso Corp., 4.990%	468,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

SHARES	SECURITY	VALUE
FINANCIALS - 8.2%
Diversified Financial Services - 3.6%
1,600	Bank of America Corp., 7.250%	$923,200
12,000	Citigroup Inc., 6.500%	379,200

	Total Diversified Financial Services	1,302,400

Real Estate Investment Trusts (REITs) - 4.6%
45,000	Digital Realty Trust Inc., 4.375%	863,437
18,000	Simon Property Group Inc., 6.000%	820,980

	Total Real Estate Investment Trusts (REITs)	1,684,417

	TOTAL FINANCIALS	2,986,817

MATERIALS - 3.4%
Chemicals - 1.9%
24,000	Celanese Corp., 4.250%	685,440

Metals & Mining - 1.5%
550	Freeport-McMoRan Copper & Gold Inc., 5.500%	543,950

	TOTAL MATERIALS	1,229,390

UTILITIES - 1.5%
Independent Power Producers & Energy Traders - 1.5%
380	NRG Energy Inc., 4.000% (a)	342,095
220	NRG Energy Inc., 4.000%	198,055

	TOTAL UTILITIES	540,150

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $8,460,145)	5,941,132

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $48,040,057)	35,905,473

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$314,000	Interest in $496,495,000 joint tri-party repurchase agreement dated 4/30/09 with Greenwich Capital Markets Inc., 0.170% due 5/1/09; Proceeds at maturity - $314,001; (Fully collateralized by various U.S. government agency obligations, 2.750% to 6.625% due 11/3/09 to 11/15/30; Market value - $320,282) (Cost - $314,000)	314,000

	TOTAL INVESTMENTS - 99.4% (Cost - $48,354,057#)	36,219,473
	Other Assets in Excess of Liabilities - 0.6%	230,208

	TOTAL NET ASSETS - 100.0%	$36,449,681

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Convertible Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	April 30, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$36,219,473	$4,871,567	$31,347,906	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,803,240
Gross unrealized depreciation	(13,937,824)

Net unrealized depreciation	$(12,134,584)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 24, 2009